Leases - Schedule of maturity of operating lease liabilities under non-cancelable operating leases (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024	¥ 42,394
2025	28,655
2026	15,461
2027	4,808
2028	2,111
Total operating lease liabilities	93,429
Less: interest	(5,250)
Present value of operating lease liabilities	¥ 88,179	¥ 79,197